Supplement to the Current Prospectus

MFS(R) Global Equity Fund

Effective October 1, 2009, the sub-section entitled "Portfolio Manager(s)" under the main heading "Management of the Fund" is hereby restated as follows:

Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund's SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund.

--------------------- ---------------- ------------ ---------------------------
Portfolio Manager     Primary Role     Since        Title    and   Five   Year
                                                    History
--------------------- ---------------- ------------ ---------------------------
--------------------- ---------------- ------------ ---------------------------
David Mannheim        Portfolio        1992         Investment officer of
                      Manager                       MFS; employed in the
                                                    investment area of MFS
                                                    since 1988.
--------------------- ---------------- ------------ ---------------------------
--------------------- ---------------- ------------ ---------------------------
Roger Morley          Portfolio        October      Investment officer of
                      Manager          2009         MFS; employed in the
                                                    investment area of MFS
                                                    since 2002.
--------------------- ---------------- ------------ ---------------------------

                The date of this supplement is September 8, 2009.